BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details) (KinoPoisk) In Millions, unless otherwise specified			0 Months Ended
	Oct. 14, 2013 USD ($)	Oct. 14, 2013 RUB	Oct. 14, 2013 Trade names USD ($)	Oct. 14, 2013 Trade names RUB	Oct. 14, 2013 Portal content USD ($)	Oct. 14, 2013 Portal content RUB	Oct. 14, 2013 Website and applications, customer relationships and non-compete agreements USD ($)	Oct. 14, 2013 Website and applications, customer relationships and non-compete agreements RUB	Oct. 14, 2013 Website and applications USD ($)	Oct. 14, 2013 Website and applications RUB	Oct. 14, 2013 Non-compete agreements USD ($)	Oct. 14, 2013 Non-compete agreements RUB	Oct. 14, 2013 Customer relationships USD ($)	Oct. 14, 2013 Customer relationships RUB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)	100.00%	100.00%
Cash consideration for acquisition of the entity	$ 80.0	2,577.0
Amount paid in escrow account	3.0	97.0
ASSETS:
Cash and cash equivalents		39
Current assets		59
Property and equipment		3
Intangible assets	13.4	440.0	6.8	224.0	4.1	135.0	2.5	81.0	2.0	63.0	0.4	14.0	0.1	4.0
Goodwill	65.4	2,140.0
Non-current assets		1
Total assets		2,682
LIABILITIES:
Current liabilities		20
Deferred tax liabilities		85
Net assets		2,577
Total purchase consideration		2,577.0
Amortization period of intangible assets acquired			10 years	10 years	10 years	10 years